Consolidated Statement of Financial Position - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Non-current assets
Property, plant and equipment	€ 1,233	€ 307	€ 24,776
Intangible assets	19,296	23,958	5,076
Goodwill
Long-term deposits
Other assets			1,176
Total non current assets	25,643	30,867	31,028
Current assets
Assets held for sale			833
Prepayments and other receivables	5,047	3,059	4,919
Inventory			3,672
Deposits and advances	520	748
Income accruals
Cash and cash equivalents	575	214	1,147
Contract assets			752
Other Current Assets
Total current assets	6,400		11,323
Total assets	32,070	36,078	42,351
Non-current liabilities
Trade and other payables - Leases			9,958
Deferred income			9,299
Total non-current liabilities			19,257
Current liabilities
Trade and other payables			15,312
Provisions			609
Deferred Income			587
Cost accruals			1,764
Derivative financial instruments		6,340	765
Loans and borrowings	1,800		1,326
Total current liabilities	12,200		20,363
Net Assets	16,737	15,236	2,731
Equity
Share capital - preferred
Share capital			2
Share premium			220,157
Share based payments reserve			5,365
Other equity reserve
Foreign currency translation reserve
Retained earnings			(222,793)
Noncontrolling interest
Total equity	16,737	15,237	€ 2,731
Currently stated [member]
Non-current assets
Property, plant and equipment	1,233	307
Intangible assets	19,296	23,958
Goodwill	4,859	6,602
Long-term deposits	255
Other assets
Total non current assets	25,643	30,867
Current assets
Assets held for sale
Prepayments and other receivables	5,047	3,059
Inventory	171	1,191
Deposits and advances	520	748
Income accruals
Cash and cash equivalents	575	214
Contract assets
Other Current Assets	114
Total current assets	6,427	5,211
Total assets	32,070	36,078
Non-current liabilities
Trade and other payables - Leases	281	155
Other payables - long-term	2,866	6,458
Deferred income
Total non-current liabilities	3,147	6,614
Current liabilities
Trade and other payables	8,829	10,180
Provisions
Deferred Income	321
Cost accruals	1,098	1,241
Derivative financial instruments	181	870
Loans and borrowings	1,757	1,938
Total current liabilities	12,186	14,228
Net Assets	16,737	15,236
Equity
Share capital - preferred		0
Share capital	9	3
Share premium	242,004	242,255
Share based payments reserve	8,492	6,940
Other equity reserve	4,995	24
Foreign currency translation reserve	(1,647)
Retained earnings	(242,227)	(237,985)
Noncontrolling interest	5,111	3,999
Total equity	€ 16,737	€ 15,236